Financial Results	12 Months Ended
Dec. 31, 2017
Financial Results [Abstract]
Financial Results
32.	FINANCIAL RESULTS

Financial income and costs for the years ended December 31, 2017, 2016 and 2015, are as follows:

	For the years ended December 31,
Financial Income	2017	2016	2015
	ThUS$	ThUS$	ThUS$

Cash and cash equivalents	123,139	150,320	189,877
Financial income on plan assets (Brazil)	78	164	206
Financial income from concessions IFRIC 12 (Brazil) (1)	36,648	55,167	57,458
Other financial income (2)	133,978	70,806	202,689

Total financial income	293,843	276,457	450,230

	For the years ended December 31,
Financial costs	2017	2016	2015
	ThUS$	ThUS$	ThUS$

Financial costs	(869,535)	(773,157)	(588,742)

Bank loans	(97,495)	(84,753)	(59,448)
Unsecured obligations (bonds)	(215,836)	(284,842)	(273,798)
Financial leasing	(5,882)	(2,291)	(2,161)
Valuation of financial derivatives	(724)	(16,526)	(1,003)
Financial provisions (3)	(175,831)	(162,558)	(83,421)
Post-employment benefit obligations (4)	(37,907)	(29,735)	(29,929)
Capitalized borrowing costs	8,054	30,939	111,513
Other financial costs (5)	(343,914)	(223,391)	(250,495)

Gains (losses) from indexed assets and liabilities (*)	-	(1,032)	(14,153)

Foreign currency exchange differences (**)	(6,714)	58,934	195,870

Total financial costs	(876,249)	(715,255)	(407,025)

Total financial results	(582,406)	(438,798)	43,205
(1)

For the years ended December 31, 2017 and 2016, this item corresponds to the financial update of non-amortized assets at their new replacement value at the end of the concession in the distribution companies Enel Distribución Rio S.A. and Enel Distribución Ceará S.A.

(2)

Other financial income as of December 31, 2017 includes an amount of ThUS$46,391 from Enel Distribución Rio for the tax exemption for the Cofins tax for the period from 1992 to 1996; financial income charged to customers for invoices of ThUS$48,479 (ThUS$38,248 and ThUS$39,644 as of December 31, 2016 and 2015, respectively); financial updates of Enel Distribucion Rio of ThUS$11,802 (ThUS$6,074, as of December 31, 2016) and as of December 31, 2016 update of sector assets and liabilities of Enel Distribucion Rio of ThUS$6,889 (ThUS$18,916 as of December 31, 2015).

For the year ended December 31, 2015, our Argentine subsidiaries, Enel Generación Costanera, Enel Generación El Chocón and Dock Sud recognized a gain in foreign currency exchange differences of ThUS$216,218, as a result of the dollarization (re-denomination to US$) of the receivables (“LVFVD”) related to the Centtral Vuelta Obligado (VOSA) project, and other financial income of ThUS$87,183 related to the accrued interest on those dollarized receivables. In addition, our subsidiary Edesur recognized financial income of ThUS$45,569 related to the compensation form the application of the MMC (see Note 34.5).

(3)

This item includes ThUS$115,826 for the year ended December 31, 2017 (ThUS$69,670 for the year ended December 31, 2016) from our subsidiary Edesur for the finance cost recognized in relation to the update of the quality service fine due to the application of ENRE Resolution No. 1/2016 (see Notes 23). In addition, our Brazilian subsidiaries Enel Distribución Rio S.A. and Enel Distribución Ceará S.A. have recognized ThUS$44,440, ThUS$50,801 and ThUS$47,275 (as of December 31, 2017, 2016 and 2015, respectively) related to the financial update of legal claims (see Note 23).

(4)	See Note 24.2.b.
(5)

At December 31, 2017, the following are included: Interest from the CAMMESA debt of ThUS$120,898 (ThUS$144,153 and ThUS$135,939 as of December 31, 2016 and 2015 respectively), Bank costs of ThUS$106,079 (ThUS$46,304 and ThUS$80,714 at December 31, 2016 and 2015, respectively), Financial costs from the sale of the porfolio of ThUS$35,246 (ThUS$4,371 at December 31, 2016), Contingencies of ThUS$28,505 (ThUS$20,311 and ThUS$19,856 as of December 31, 2016 and 2015, respectively) and Others of ThUS$53,186 (ThUS$8,252  and ThUS$13,986 as of December 31, 2016 and 2015, respectively).

(*) and (**) The effects on financial results from exchange differences and the application of indexed assets and liabilities are originated from the following:

	For the years ended December 31,
Gains (losses) from Indexed Assets and Liabilities (*)	2017	2016	2015
	ThUS$	ThUS$	ThUS$

Current tax assets and liabilities	-	54	2
Other financial liabilities (financial debt and derivative instruments)	-	(1,028)	(14,155)
Other provisions	-	(58)	-

Total	-	(1,032)	(14,153)

	For the years ended December 31,
Foreign Currency Exchange Differences (**)	2017	2016	2015
	ThUS$	ThUS$	ThUS$

Cash and cash equivalents	7,171	15,143	11,157
Other financial assets	117,018	100,338	260,694
Other non-financial assets	4,260	(2,090)	7,630
Trade and other receivables	10,015	10,806	78,671
Current tax assets and liabilities	266	738	-
Other financial liabilities (financial debt and derivative instruments)	(103,890)	(55,203)	(68,517)
Trade and other payables	(30,326)	1,692	(57,064)
Other non-financial liabilities	(11,228)	(12,490)	(36,701)

Total	(6,714)	58,934	195,870